First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 91.2%
	Aerospace & Defense — 1.8%
$520,000	Axon Enterprise, Inc.	0.50%	12/15/27	$731,752
640,000	JPMorgan Chase Financial Co., LLC	0.50%	06/15/27	700,800
				1,432,552
	Automobile Components — 0.6%
330,000	Patrick Industries, Inc.	1.75%	12/01/28	453,379
	Automobiles — 2.2%
700,000	Ford Motor Co.	(a)	03/15/26	681,450
1,129,000	Rivian Automotive, Inc. (b)	3.63%	10/15/30	1,097,952
				1,779,402
	Banks — 0.4%
246,000	Morgan Stanley Finance LLC	1.00%	11/23/27	336,850
	Biotechnology — 7.4%
530,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	572,930
715,000	Ascendis Pharma A/S	2.25%	04/01/28	791,770
300,000	Bridgebio Pharma, Inc.	2.50%	03/15/27	306,177
270,000	Cytokinetics, Inc.	3.50%	07/01/27	374,409
310,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	356,190
298,000	Immunocore Holdings PLC (b)	2.50%	02/01/30	262,100
598,000	Insmed, Inc.	0.75%	06/01/28	1,363,440
348,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	525,006
301,000	Natera, Inc.	2.25%	05/01/27	806,228
520,000	Sarepta Therapeutics, Inc.	1.25%	09/15/27	628,817
				5,987,067
	Broadline Retail — 1.0%
485,000	Alibaba Group Holding Ltd. (b)	0.50%	06/01/31	488,231
286,000	PDD Holdings, Inc.	(a)	12/01/25	277,959
				766,190
	Capital Markets — 0.7%
605,000	Coinbase Global, Inc. (b)	0.25%	04/01/30	599,857
	Commercial Services & Supplies — 0.8%
560,000	Tetra Tech, Inc. (b)	2.25%	08/15/28	679,644
	Communications Equipment — 0.4%
340,000	Lumentum Holdings, Inc.	1.50%	12/15/29	336,876
	Construction & Engineering — 2.1%
775,000	Fluor Corp. (b)	1.13%	08/15/29	951,894
465,000	Granite Construction, Inc.	3.75%	05/15/28	732,840
				1,684,734
	Consumer Finance — 1.0%
290,000	Bread Financial Holdings, Inc.	4.25%	06/15/28	450,428
325,000	SoFi Technologies, Inc. (b)	1.25%	03/15/29	332,375
				782,803
	Consumer Staples Distribution & Retail — 0.5%
345,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	401,270
	Diversified Consumer Services — 0.5%
268,000	Stride, Inc.	1.13%	09/01/27	409,906
	Electric Utilities — 5.5%
595,000	Duke Energy Corp.	4.13%	04/15/26	614,635

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$2,085,000	NextEra Energy Capital Holdings, Inc. (b)	3.00%	03/01/27	$2,517,638
186,000	NRG Energy, Inc.	2.75%	06/01/48	344,990
615,000	PG&E Corp. (b)	4.25%	12/01/27	635,141
275,000	Southern (The) Co.	3.88%	12/15/25	291,156
				4,403,560
	Electrical Equipment — 0.4%
348,000	Bloom Energy Corp.	3.00%	06/01/28	355,796
	Electronic Equipment, Instruments & Components — 1.5%
370,000	Advanced Energy Industries, Inc. (b)	2.50%	09/15/28	401,848
475,000	Itron, Inc.	(a)	03/15/26	489,271
329,000	OSI Systems, Inc. (b)	2.25%	08/01/29	329,957
				1,221,076
	Entertainment — 1.2%
485,000	Liberty Media Corp.	2.25%	08/15/27	544,348
420,000	Spotify USA, Inc.	(a)	03/15/26	410,251
				954,599
	Financial Services — 3.2%
645,000	Affirm Holdings, Inc.	(a)	11/15/26	548,572
768,000	Global Payments, Inc. (b)	1.50%	03/01/31	729,600
263,000	HAT Holdings I LLC / HAT Holdings II LLC (b)	3.75%	08/15/28	348,081
990,000	Shift4 Payments, Inc.	0.50%	08/01/27	929,115
				2,555,368
	Food Products — 1.4%
339,000	Freshpet, Inc.	3.00%	04/01/28	637,114
406,000	Post Holdings, Inc.	2.50%	08/15/27	462,434
				1,099,548
	Ground Transportation — 2.1%
339,000	Lyft, Inc. (b)	0.63%	03/01/29	319,270
1,230,000	Uber Technologies, Inc. (b)	0.88%	12/01/28	1,373,910
				1,693,180
	Health Care Equipment & Supplies — 5.2%
690,000	Dexcom, Inc.	0.38%	05/15/28	604,400
340,000	Haemonetics Corp. (b)	2.50%	06/01/29	349,860
417,000	Insulet Corp.	0.38%	09/01/26	451,298
554,000	Integer Holdings Corp.	2.13%	02/15/28	809,948
446,000	Lantheus Holdings, Inc.	2.63%	12/15/27	668,889
283,000	Merit Medical Systems, Inc. (b)	3.00%	02/01/29	332,634
207,000	Tandem Diabetes Care, Inc. (b)	1.50%	03/15/29	270,400
400,000	TransMedics Group, Inc.	1.50%	06/01/28	678,818
				4,166,247
	Health Care Providers & Services — 0.5%
525,000	Guardant Health, Inc.	(a)	11/15/27	422,258
	Health Care REITs — 1.7%
590,000	Ventas Realty, L.P.	3.75%	06/01/26	642,510
608,000	Welltower OP LLC (b)	2.75%	05/15/28	748,083
				1,390,593
	Hotel & Resort REITs — 0.5%
435,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	402,810

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure — 6.4%
$436,000	Booking Holdings, Inc.	0.75%	05/01/25	$860,285
712,000	Carnival Corp.	5.75%	12/01/27	1,076,811
821,000	DraftKings Holdings, Inc.	(a)	03/15/28	695,686
210,000	H World Group Ltd.	3.00%	05/01/26	214,984
88,000	MakeMyTrip Ltd.	(a)	02/15/28	215,864
755,000	NCL Corp. Ltd.	1.13%	02/15/27	705,453
437,000	Royal Caribbean Cruises Ltd.	6.00%	08/15/25	1,385,454
				5,154,537
	Household Durables — 0.7%
503,000	Meritage Homes Corp. (b)	1.75%	05/15/28	557,223
	Industrial REITs — 0.4%
324,000	Rexford Industrial Realty, L.P. (b)	4.13%	03/15/29	330,966
	Interactive Media & Services — 3.3%
930,000	Liberty TripAdvisor Holdings, Inc. (b)	0.50%	06/30/51	868,201
702,000	Morgan Stanley Finance LLC, Medium-Term Note	0.13%	02/07/28	1,310,627
545,000	Snap, Inc. (b)	0.50%	05/01/30	510,938
				2,689,766
	IT Services — 1.7%
590,000	Akamai Technologies, Inc.	0.13%	05/01/25	654,230
560,000	MongoDB, Inc.	0.25%	01/15/26	744,660
				1,398,890
	Life Sciences Tools & Services — 0.6%
454,000	Repligen Corp. (b)	1.00%	12/15/28	492,362
	Media — 2.4%
515,000	Liberty Broadband Corp. (b)	3.13%	03/31/53	524,631
1,269,000	Liberty Media Corp. (b)	2.38%	09/30/53	1,386,382
				1,911,013
	Metals & Mining — 1.9%
165,000	ATI, Inc.	3.50%	06/15/25	721,710
400,000	Glencore Funding LLC (c)	(a)	03/27/25	410,303
440,000	MP Materials Corp. (b)	0.25%	04/01/26	396,836
				1,528,849
	Mortgage REITs — 0.8%
425,000	PennyMac Corp.	5.50%	03/15/26	410,345
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	264,225
				674,570
	Multi-Utilities — 0.5%
410,000	CenterPoint Energy, Inc. (b)	4.25%	08/15/26	407,745
	Office REITs — 0.4%
301,000	COPT Defense Properties, L.P. (b)	5.25%	09/15/28	335,766
	Oil, Gas & Consumable Fuels — 1.3%
181,000	CNX Resources Corp.	2.25%	05/01/26	378,471
331,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	422,439
98,000	Permian Resources Operating LLC	3.25%	04/01/28	256,630
				1,057,540

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Passenger Airlines — 1.0%
$438,000	American Airlines Group, Inc.	6.50%	07/01/25	$445,526
425,000	JetBlue Airways Corp.	0.50%	04/01/26	394,103
				839,629
	Personal Care Products — 0.5%
465,000	Beauty Health (The) Co. (b)	1.25%	10/01/26	393,855
	Pharmaceuticals — 2.3%
735,000	Amphastar Pharmaceuticals, Inc. (b)	2.00%	03/15/29	726,044
301,000	BofA Finance LLC	0.60%	05/25/27	332,075
345,000	Jazz Investments I Ltd.	2.00%	06/15/26	338,281
651,000	Revance Therapeutics, Inc.	1.75%	02/15/27	438,123
				1,834,523
	Professional Services — 1.3%
925,000	Parsons Corp. (b)	2.63%	03/01/29	1,064,675
	Real Estate Management & Development — 0.5%
350,000	Redfin Corp.	0.50%	04/01/27	211,925
177,000	Zillow Group, Inc.	1.38%	09/01/26	220,896
				432,821
	Semiconductors & Semiconductor Equipment — 5.8%
149,000	Camtek Ltd. (b)	(a)	12/01/26	277,800
270,000	Impinj, Inc.	1.13%	05/15/27	423,630
340,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	445,998
370,000	Microchip Technology, Inc. (b)	0.75%	06/01/30	372,572
593,000	MKS Instruments, Inc. (b)	1.25%	06/01/30	627,690
1,059,000	ON Semiconductor Corp.	0.50%	03/01/29	1,095,763
406,000	Semtech Corp.	1.63%	11/01/27	442,946
400,000	SK Hynix, Inc. (c)	1.75%	04/11/30	685,100
207,000	Veeco Instruments, Inc.	2.88%	06/01/29	325,681
				4,697,180
	Software — 10.6%
317,000	CyberArk Software Ltd.	(a)	11/15/24	517,011
734,000	Datadog, Inc.	0.13%	06/15/25	976,954
245,000	Guidewire Software, Inc.	1.25%	03/15/25	330,383
209,000	HubSpot, Inc.	0.38%	06/01/25	369,826
208,000	InterDigital, Inc.	3.50%	06/01/27	339,305
865,000	MicroStrategy, Inc. (b)	0.63%	03/15/30	1,088,924
482,000	MicroStrategy, Inc. (b)	0.88%	03/15/31	464,827
503,000	Nutanix, Inc.	0.25%	10/01/27	554,597
386,000	Palo Alto Networks, Inc.	0.38%	06/01/25	1,261,524
375,000	Tyler Technologies, Inc.	0.25%	03/15/26	455,812
600,000	Unity Software, Inc.	(a)	11/15/26	523,200
211,000	Varonis Systems, Inc.	1.25%	08/15/25	384,653
323,000	Vertex, Inc. (b)	0.75%	05/01/29	415,646
350,000	Workiva, Inc. (b)	1.25%	08/15/28	316,225
410,000	Zscaler, Inc.	0.13%	07/01/25	525,085
				8,523,972
	Specialty Retail — 2.6%
380,000	Burlington Stores, Inc. (b)	1.25%	12/15/27	529,530

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Specialty Retail (Continued)
$916,000	Wayfair, Inc.	1.00%	08/15/26	$837,453
605,000	Wayfair, Inc.	3.25%	09/15/27	703,978
				2,070,961
	Technology Hardware, Storage & Peripherals — 3.1%
790,000	Seagate HDD Cayman (b)	3.50%	06/01/28	1,075,190
715,000	Super Micro Computer, Inc. (b)	(a)	03/01/29	678,296
509,000	Western Digital Corp. (b)	3.00%	11/15/28	743,063
				2,496,549
	Water Utilities — 0.5%
420,000	American Water Capital Corp.	3.63%	06/15/26	425,250
	Total Convertible Corporate Bonds and Notes			73,634,207
	(Cost $64,113,532)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 6.5%
	Banks — 3.3%
995	Bank of America Corp., Series L	7.25%	(d)	1,191,025
1,240	Wells Fargo & Co., Series L	7.50%	(d)	1,491,410
				2,682,435
	Chemicals — 0.9%
15,540	Albemarle Corp.	7.25%	03/01/27	694,949
	Financial Services — 1.4%
16,425	Apollo Global Management, Inc.	6.75%	07/31/26	1,116,900
	Machinery — 0.9%
6,210	Chart Industries, Inc., Series B	6.75%	12/15/25	386,386
2,990	RBC Bearings, Inc., Series A	5.00%	10/15/24	385,770
				772,156
	Total Convertible Preferred Securities			5,266,440
	(Cost $5,078,456)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
1,582,528	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (e)	1,582,528
	(Cost $1,582,528)

	Total Investments — 99.7%	80,483,175
	(Cost $70,774,516)
	Net Other Assets and Liabilities — 0.3%	246,225
	Net Assets — 100.0%	$80,729,400

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $27,353,862 or 33.9% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Perpetual maturity.
(e)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes*	$73,634,207	$—	$73,634,207	$—
Convertible Preferred Securities*	5,266,440	5,266,440	—	—
Money Market Funds	1,582,528	1,582,528	—	—
Total Investments	$80,483,175	$6,848,968	$73,634,207	$—

*	See Portfolio of Investments for industry breakout.